Financial Liabilities Designated At Fair Value Through Profit Or Loss - Summary of financial instruments designated at fair value through profit or loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Statement1 [Line Items]
Financial liabilities at fair value through profit or loss	¥ 498,284	¥ 414,106
Borrowings [Member]
Statement1 [Line Items]
Financial liabilities at fair value through profit or loss	248,904	113,262
Debt securities in issue [member]
Statement1 [Line Items]
Financial liabilities at fair value through profit or loss	¥ 249,380	¥ 300,844